Business Combination - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified			12 Months Ended				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2012 Customer Relationships	Mar. 31, 2012 Developed Technology Rights	Mar. 31, 2012 Trademarks	Mar. 31, 2012 Trade Accounts Receivable	Mar. 31, 2012 Kverneland Asa	May 31, 2012 Kverneland Asa
Business Acquisition [Line Items]
Percentage of outstanding shares acquired							78.95%	21.00%
Cash consideration paid to acquire shares							¥ 18,105
Fair value of noncontrolling interest							4,993
Acquisition-related cost							524
Fair value of trade accounts receivables included in current assets						7,129
Contractual amount of trade accounts receivables included in current assets						7,366
Finite-lived intangible assets acquired	¥ 5,237	¥ 17,414	¥ 6,441	¥ 3,037	¥ 1,391
Acquired intangible assets, weighted average useful life, years			13 years	6 years	10 years